Sale Abandonment of Assets (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
ROU asset		$ 3,251,638
Lease liability		4,702,292
Comprehensive loss [Member]
Statement [Line Items]
Deposit	$ 0	0	$ (177,300)
Equipment	0	0	(469,695)
ROU asset	0	0	(3,066,586)
Lease liability	0	0	3,279,364
Other	0	0	2,707
Loss on disposal of assets	$ 0	$ 0	$ (431,510)